RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	$ 1,140	$ 1,131
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	245	115	$ 220
Accounts and other receivable, net	1,431	1,376
Accounts payable and other	473	23
Non-recourse borrowings in subsidiaries of the company	$ 44	$ 68